LOANS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2010
Loans and Leases (Tables) [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Schedule of loans by type of loan

	12/31/2010	12/31/2009
Commercial	141,708	113,223
Industrial and other	132,670	104,505
Import financing	2,342	1,895
Export financing	6,696	6,823
Real estate loans	16,271	10,939
Leases, mainly vehicles	37,704	47,230
Public sector	1,138	1,611
Individuals	95,923	67,601
Overdraft	4,204	4,119
Consumer Finance operations, including vehicles	54,658	32,701
Credit card	37,061	30,781
Agricultural	5,425	5,132
TOTAL	298,169	245,736

Impaired Financing Receivables [Table Text Block]
Impaired loans by types of financial receivables

		12/31/2010
	Recorded Amount	Unpaid principal balance	Related Allowance for loan losses	Average book value	Recognized interest revenue

Corporate	884	871	454	1,371	50

Total	884	871	454	1,371	50

Loans Past Due Age Analysis [Table Text Block]
Age analysis of the past due loans

	12/31/2010
	Current and past due Up to 30 days	Past due from 31 to 60 days	Past due from 61 to 90 days (*)	Past due over 90 days	Total past due over 30 days	Total
Individuals	115,540	3,347	1,624	7,978	12,949	128,489
Credit Card	32,705	401	372	2,719	3,492	36,197
Personal Loans	21,045	525	336	2,112	2,973	24,018
Vehicles	54,044	2,331	872	3,007	6,210	60,254
Mortgage Loans	7,746	90	44	140	274	8,020

Corporate	76,363	55	44	122	221	76,584

Small and Medium Businesses	73,171	1,114	710	4,619	6,443	79,614

Foreign Loans Latin America	13,385	31	15	51	97	13,482

Total	278,459	4,547	2,393	12,770	19,710	298,169
(*) Loans in non-accrual status. There are no loans more than 60 days overdue that are in accrual status

Measurement Of Levels Of Risk By Pd and Indicators Of Credit Quality [Table Text Block]	Correlation between the levels of risk as measured by the PD
Internal Rating	PD
Strong	Lower than 4.44%
Satisfactory	From 4.44% up to 25.95%
Higher Risk	Higher than 25.95%

Financing Receivable Credit Quality Indicators [Table Text Block]
Segregation of loans by class of finance receivables based on the credit quality indicators

	12/31/2010
	Strong	Satisfactory	Higher Risk	Impaired	TOTAL
Individuals	66,639	43,116	10,270	8,464	128,489
Credit Card	16,157	14,153	3,144	2,743	36,197
Personal Loans	10,530	7,026	4,221	2,241	24,018
Vehicles	32,423	21,666	2,850	3,315	60,254
Mortgage Loans	7,529	271	55	165	8,020

Corporate	73,051	2,505	143	885	76,584

Small and Medium Businesses	47,918	17,029	9,811	4,856	79,614

Foreign Loans Latin America	13,431	-	-	51	13,482

Total	201,039	62,650	20,224	14,256	298,169
%	67.4%	21.0%	6.8%	4.8%	100.0%

Ratio Of Performing and Nonperforming Loans To Total Loans [Table Text Block]
Ratio of performing and non-performing loans to total loans

	12/31/2010
	Performing	Non Performing	% NPL	Total
Individuals	118,886	9,603	7.5%	128,489
Credit Card	33,105	3,092	8.5%	36,197
Personal Loans	21,570	2,448	10.2%	24,018
Vehicles	56,375	3,879	6.4%	60,254
Mortgage Loans	7,836	184	2.3%	8,020

Corporate	76,418	166	0.2%	76,584

Small and Medium Businesses	74,285	5,329	6.7%	79,614

Foreign Loans Latin America	13,416	66	0.5%	13,482

Total	283,005	15,164	5.1%	298,169

Credit Impaired Loans Purchased Under Business Combination [Table Text Block]
Credit Impaired Loans purchased under a Business combination

February 18, 2009
Contractually required payments (including interest)	4,116
Less: non-accretable difference	(2,882)
Cash flow expected to be collected representing undiscounted principal and interest at acquisition	1,234
Less: Accretable yield	(144)
Fair value of loans acquired	1,090

Accretable Yield Activity On Credit Impaired Loans [Table Text Block]
Accretable yield activitiy on Credit impaired loans

Balance as of January 1, 2009	-
Acquisition of Unibanco	144
Accretion into interest income	(80)
Balance as of December 31, 2009	64
Balance as of January 1, 2010	64
Accretion into interest income	(64)
Balance as of December 31, 2010	-